Loan operations - Loan operations by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	R$ 177,681,987	R$ 127,745,263
Loans operations
Disclosure of financial assets [line items]
Financial assets	22,260,538	12,844,037
Loans operations | Due in 3 months or less
Disclosure of financial assets [line items]
Financial assets	2,496,982	2,539,387
Loans operations | Due after 3 months through 12 months
Disclosure of financial assets [line items]
Financial assets	7,211,321	2,081,563
Loans operations | Due after 12 months
Disclosure of financial assets [line items]
Financial assets	R$ 12,552,235	R$ 8,223,087